Cover	Sep. 13, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38387
Entity Tax Identification Number	82-2657796
Entity Address, Address Line One	4300 Water Canyon Road, Unit 1
Entity Address, City or Town	Winnemucca,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	775
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001718405
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCZ
Security Exchange Name	NASDAQ